Eaton Vance
Enhanced Equity Income Fund II
September 30, 2023
Portfolio of Investments (Unaudited)

Common Stocks — 99.4%(1)
Security	Shares	Value
Aerospace & Defense — 0.9%
HEICO Corp.	49,209	$ 7,968,413
		$ 7,968,413
Automobile Components — 0.9%
Aptiv PLC(2)	89,895	$ 8,862,748
		$ 8,862,748
Automobiles — 1.1%
Tesla, Inc.(2)	39,612	$ 9,911,715
		$ 9,911,715
Beverages — 1.5%
Coca-Cola Co. (The)	245,630	$ 13,750,367
		$ 13,750,367
Biotechnology — 0.5%
Vertex Pharmaceuticals, Inc.(2)	13,876	$ 4,825,240
		$ 4,825,240
Broadline Retail — 7.6%
Amazon.com, Inc.(2)	557,970	$ 70,929,146
		$ 70,929,146
Building Products — 0.9%
Trane Technologies PLC	42,541	$ 8,631,994
		$ 8,631,994
Capital Markets — 3.0%
Intercontinental Exchange, Inc.	85,871	$ 9,447,528
S&P Global, Inc.	25,586	9,349,380
Tradeweb Markets, Inc., Class A	114,219	9,160,364
		$ 27,957,272
Commercial Services & Supplies — 2.1%
Copart, Inc.(2)	215,568	$ 9,288,825
Waste Connections, Inc.	79,633	10,694,712
		$ 19,983,537
Consumer Staples Distribution & Retail — 2.5%
Costco Wholesale Corp.	27,624	$ 15,606,455
Security	Shares	Value
Consumer Staples Distribution & Retail (continued)
Walmart, Inc.	46,357	$ 7,413,875
		$ 23,020,330
Electrical Equipment — 1.4%
AMETEK, Inc.	89,973	$ 13,294,411
		$ 13,294,411
Entertainment — 1.4%
Netflix, Inc.(2)	34,375	$ 12,980,000
		$ 12,980,000
Financial Services — 3.9%
Mastercard, Inc., Class A	7,255	$ 2,872,327
Shift4 Payments, Inc., Class A(2)	99,144	5,489,603
Visa, Inc., Class A	122,831	28,252,359
		$ 36,614,289
Food Products — 1.1%
Mondelez International, Inc., Class A	149,996	$ 10,409,722
		$ 10,409,722
Ground Transportation — 1.0%
Uber Technologies, Inc.(2)	198,190	$ 9,114,758
		$ 9,114,758
Health Care Equipment & Supplies — 2.7%
Intuitive Surgical, Inc.(2)	55,938	$ 16,350,118
Stryker Corp.	33,636	9,191,710
		$ 25,541,828
Health Care Providers & Services — 1.8%
UnitedHealth Group, Inc.	33,868	$ 17,075,907
		$ 17,075,907
Hotels, Restaurants & Leisure — 1.2%
Starbucks Corp.	120,696	$ 11,015,924
		$ 11,015,924
Interactive Media & Services — 11.4%
Alphabet, Inc., Class C(2)	622,228	$ 82,040,762
Meta Platforms, Inc., Class A(2)	81,141	24,359,339
		$106,400,101

Eaton Vance
Enhanced Equity Income Fund II
September 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
IT Services — 1.6%
Accenture PLC, Class A	47,849	$ 14,694,906
		$ 14,694,906
Life Sciences Tools & Services — 1.2%
Danaher Corp.	25,321	$ 6,282,140
Thermo Fisher Scientific, Inc.	8,885	4,497,321
		$ 10,779,461
Pharmaceuticals — 2.8%
Eli Lilly & Co.	48,141	$ 25,857,975
		$ 25,857,975
Professional Services — 1.9%
Paycom Software, Inc.	25,768	$ 6,680,870
TransUnion	156,504	11,235,422
		$ 17,916,292
Real Estate Management & Development — 1.1%
FirstService Corp.	71,277	$ 10,373,655
		$ 10,373,655
Semiconductors & Semiconductor Equipment — 11.2%
Advanced Micro Devices, Inc.(2)	65,103	$ 6,693,890
Analog Devices, Inc.	113,685	19,905,107
Lam Research Corp.	33,080	20,733,551
NVIDIA Corp.	109,035	47,429,135
QUALCOMM, Inc.	87,514	9,719,305
		$104,480,988
Software — 20.7%
Adobe, Inc.(2)	72,244	$ 36,837,216
Autodesk, Inc.(2)	35,834	7,414,413
Fair Isaac Corp.(2)	6,167	5,356,224
Fortinet, Inc.(2)	135,330	7,941,164
Intuit, Inc.	50,857	25,984,876
Microsoft Corp.	280,404	88,537,563
Salesforce, Inc.(2)	72,950	14,792,801
Zscaler, Inc.(2)	43,331	6,741,870
		$193,606,127
Specialty Retail — 3.2%
Home Depot, Inc. (The)	22,495	$ 6,797,089
Security	Shares	Value
Specialty Retail (continued)
TJX Cos., Inc. (The)	255,529	$ 22,711,418
		$ 29,508,507
Technology Hardware, Storage & Peripherals — 7.3%
Apple, Inc.	398,426	$ 68,214,516
		$ 68,214,516
Textiles, Apparel & Luxury Goods — 1.5%
Lululemon Athletica, Inc.(2)	12,365	$ 4,768,068
NIKE, Inc., Class B	96,923	9,267,777
		$ 14,035,845
Total Common Stocks (identified cost $478,097,485)		$927,755,974

Short-Term Investments — 0.7%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.27%(3)	6,618,019	$ 6,618,019
Total Short-Term Investments (identified cost $6,618,019)		$ 6,618,019
Total Investments — 100.1% (identified cost $484,715,504)		$934,373,993
Total Written Covered Call Options — (0.4)% (premiums received $6,519,645)		$ (3,839,243)
Other Assets, Less Liabilities — 0.3%		$ 3,001,339
Net Assets — 100.0%		$933,536,089
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	All or a portion of each applicable common stock for which a written call option is outstanding at September 30, 2023 has been pledged as collateral for such written option.
(2)	Non-income producing security.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of September 30, 2023.

Eaton Vance
Enhanced Equity Income Fund II
September 30, 2023
Portfolio of Investments (Unaudited) — continued

Written Covered Call Options (Exchange-Traded) — (0.4)%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Accenture PLC, Class A	235	$ 7,217,085	$320	11/3/23	$ (66,387)
Adobe, Inc.	360	18,356,400	545	10/27/23	(180,900)
Advanced Micro Devices, Inc.	325	3,341,650	106	10/27/23	(112,937)
Alphabet, Inc., Class C	3,110	41,005,350	145	10/20/23	(59,090)
Amazon.com, Inc.	2,785	35,402,920	137	11/3/23	(735,240)
AMETEK, Inc.	445	6,575,320	155	10/20/23	(25,587)
Analog Devices, Inc.	565	9,892,585	185	10/27/23	(98,875)
Apple, Inc.	1,990	34,070,790	185	10/20/23	(48,755)
Aptiv PLC	445	4,387,255	105	10/20/23	(35,600)
Autodesk, Inc.	175	3,620,925	220	10/20/23	(21,438)
Coca-Cola Co. (The)	1,225	6,857,550	60	10/13/23	(1,838)
Copart, Inc.	1,075	4,632,175	45	10/20/23	(32,250)
Costco Wholesale Corp.	135	7,626,960	585	10/27/23	(53,325)
Danaher Corp.	95	2,356,950	260	10/13/23	(9,738)
Eli Lilly & Co.	225	12,085,425	590	10/13/23	(9,113)
Fair Isaac Corp.	30	2,605,590	940	10/20/23	(12,600)
Fortinet, Inc.	675	3,960,900	64	10/27/23	(23,625)
HEICO Corp.	245	3,967,285	170	10/20/23	(22,663)
Home Depot, Inc. (The)	110	3,323,760	330	10/20/23	(1,540)
Intercontinental Exchange, Inc.	425	4,675,850	120	10/20/23	(4,250)
Intuit, Inc.	250	12,773,500	565	10/6/23	(10,000)
Intuitive Surgical, Inc.	275	8,037,975	315	11/3/23	(143,000)
Lam Research Corp.	165	10,341,705	655	10/27/23	(266,475)
Lululemon Athletica, Inc.	60	2,313,660	415	10/13/23	(7,110)
Mastercard, Inc., Class A	35	1,385,685	415	11/3/23	(12,600)
Meta Platforms, Inc., Class A	405	12,158,505	330	10/20/23	(58,725)
Microsoft Corp.	1,400	44,205,000	335	11/3/23	(521,500)
Mondelez International, Inc., Class A	745	5,170,300	73	10/27/23	(26,075)
Netflix, Inc.	170	6,419,200	435	10/27/23	(56,100)
NIKE, Inc., Class B	480	4,589,760	96	10/27/23	(118,800)
NVIDIA Corp.	545	23,706,955	470	10/20/23	(235,712)
Paycom Software, Inc.	125	3,240,875	300	10/20/23	(2,813)
QUALCOMM, Inc.	435	4,831,110	115	10/27/23	(85,695)
S&P Global, Inc.	125	4,567,625	400	10/13/23	(3,438)
Salesforce, Inc.	360	7,300,080	220	10/27/23	(30,420)
Shift4 Payments, Inc., Class A	495	2,740,815	60	10/20/23	(61,875)
Starbucks Corp.	600	5,476,200	100	10/20/23	(4,200)
Stryker Corp.	165	4,508,955	310	10/20/23	(7,425)
Tesla, Inc.	195	4,879,290	270	10/27/23	(149,662)
Thermo Fisher Scientific, Inc.	40	2,024,680	530	10/27/23	(23,600)
TJX Cos., Inc. (The)	1,275	11,332,200	92	10/27/23	(87,337)
Tradeweb Markets, Inc., Class A	570	4,571,400	90	11/17/23	(25,650)
Trane Technologies PLC	210	4,261,110	210	10/20/23	(45,150)
TransUnion	780	5,599,620	80	10/20/23	(11,700)
Uber Technologies, Inc.	990	4,553,010	47	10/27/23	(139,095)

Eaton Vance
Enhanced Equity Income Fund II
September 30, 2023
Portfolio of Investments (Unaudited) — continued

Written Covered Call Options (Exchange-Traded) (continued)
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
UnitedHealth Group, Inc.	165	$ 8,319,135	$530	10/27/23	$ (62,287)
Vertex Pharmaceuticals, Inc.	65	2,260,310	365	10/6/23	(8,288)
Visa, Inc., Class A	610	14,030,610	250	10/20/23	(8,845)
Walmart, Inc.	230	3,678,390	165	11/3/23	(27,370)
Waste Connections, Inc.	395	5,304,850	145	10/20/23	(30,612)
Zscaler, Inc	215	3,345,185	173	10/13/23	(11,933)
Total					$(3,839,243)
At September 30, 2023, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes covered call options on individual stocks above the current value of the stock to generate premium income. In writing call options on individual stocks, the Fund in effect sells potential appreciation in the value of the applicable stock above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying stock decline.
Affiliated Investments
At September 30, 2023, the value of the Fund's investment in funds that may be deemed to be affiliated was $6,618,019, which represents 0.7% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended September 30, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$6,562,058	$95,434,907	$(95,378,946)	$ —	$ —	$6,618,019	$209,679	6,618,019
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
Enhanced Equity Income Fund II
September 30, 2023
Portfolio of Investments (Unaudited) — continued

At September 30, 2023, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$927,755,974*	$ —	$ —	$927,755,974
Short-Term Investments	6,618,019	—	—	6,618,019
Total Investments	$934,373,993	$ —	$ —	$934,373,993
Liability Description
Written Covered Call Options	$ (3,839,243)	$ —	$ —	$ (3,839,243)
Total	$ (3,839,243)	$ —	$ —	$ (3,839,243)
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.